Equity - Issued Capital (Tables)	6 Months Ended
Jun. 30, 2024
Equity - Issued Capital [Abstract]
Schedule of Equity Issued Capital
Consolidated
	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
	Shares	Shares	$	$
	Unaudited		Unaudited
Ordinary shares - fully paid	1,746,493,068	1,326,676,693	32,878,307	31,035,121

Schedule of Movements in Spare Share Capital	Movements in spare share capital
Details	Date	Shares	Issue price	$
Balance	December 31, 2023	1,326,676,693		31,035,121
Issue of registered direct offering shares (net of warrant fair value)(*)	January 30, 2024	133,889,525	$0.017	2,252,968
Exercise of pre-funded warrants(**)		285,926,850	$0.000	52
Capital raising costs		-		(436,203)
Expiry of options		-		26,369
Balance	June 30, 2024	1,746,493,068		32,878,307

(*) On January 30, 2024, the Company completed a registered direct offering via the issuance of 486,871 ADSs at an offering price of $1.55 per ADS and 1,416,354 pre-funded warrants at an offering price of $1.5499 for a total consideration of $2,949,857. One pre-funded warrant is exercisable into one ADS upon payment of the remaining $0.0001 per warrant, or under a cashless exercise mechanism.

(**) During April 2024, 520,078 pre-funded warrants were exercised into 520,078 ADS for a total of $52, and 520,078 pre-funded warrants we exercised into 519,656 ADS on a cashless exercise basis.